Income and expenses	12 Months Ended
Dec. 31, 2020
Disclosure of income and expenses [abstract]
Disclosure of income and expenses [text block]
le22	Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2020
in 000€	Materialise Software		Materialise Medical		Materialise Manufacturing	Total segments		Unallocated		Consolidated
Geographical markets
United States of America (USA)	11,939		28,173		7,153	47,265		−		47,265
Americas other than USA	533		4,504		260	5,297		−		5,297
Europe (without Belgium) & Africa	15,702		20,781		56,840	93,323		−		93,323
Belgium	112		2,335		4,570	7,017		31		7,048
Asia Pacific	10,768		5,936		812	17,516		−		17,516
Total revenue from contracts with customers	39,054		61,729		69,635	170,418		31		170,449
Type of goods or service
Software revenue (non-medical)	39,054		−		−	39,054		−		39,054
Software revenue (medical)	−		19,808		−	19,808		−		19,808
Medical devices and services	−		41,921		−	41,921		−		41,921
Manufacturing	−		−		69,635	69,635		−		69,635
Other	−		−		−	−		31		31
Total revenue from contracts with customers	39,054	−	61,729	−	69,635	170,418	−	31	−	170,449
Timing of revenue recognition
Goods/Services transferred at a point in time	15,536		46,286		66,824	128,646		31		128,677
Goods/Services transferred over time	23,518		15,443		2,811	41,772		−		41,772
Total revenue from contracts with customers	39,054		61,729		69,635	170,418		31		170,449

	For the year ended December 31, 2019
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,188	29,100	15,947	56,235	−	56,235
Americas other than USA	487	2,071	837	3,395	−	3,395
Europe (without Belgium) & Africa	18,767	21,356	69,744	109,867	−	109,867
Belgium	183	2,101	5,572	7,856	61	7,917
Asia Pacific	11,029	6,180	2,056	19,265	−	19,265
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Type of goods or service
Software revenue (non-medical)	41,654	−	−	41,654	−	41,654
Software revenue (medical)	−	19,407	−	19,407	−	19,407
Medical devices and services	−	41,401		41,401		41,401
Manufacturing			94,156	94,156		94,156
Other	−	−	−	−	61	61
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Timing of revenue recognition
Goods/Services transferred at a point in time	21,190	45,730	88,988	155,908	61	155,969
Goods/Services transferred over time	20,464	15,078	5,168	40,710	−	40,710
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2020	2019	2018
Software revenue (non-medical)	39,054	41,654	37,374
Software revenue (medical)	19,808	19,407	17,045
Medical devices and services	41,921	41,401	35,207
Manufacturing	69,635	94,156	94,956
Other	31	61	139
Total	170,449	196,679	184,721

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2020	2019
Trade receivables, included in 'trade and other receivables'	32,345	42,509
Contract assets / contracts in progress	749	495
Contract liabilities / deferred income	34,797	32,314

We refer to note 18 for a detail of the deferred income. Note 18 includes split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2020 that was included in the contract liability at the beginning of the year amounts to K€32,314. There is no revenue recognized during 2020 from performance obligations that were satisfied in the previous years.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

  Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
  Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front resulting in a deferred income balance.
  Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue contraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
  Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales includes the following selected information:

	For the year ended December 31
in 000€	2020	2019*	2018
Purchase of goods and services	(31,725)	(37,870)	(39,114)
Amortization and depreciation	(11,788)	(10,917)	(9,910)
Payroll expenses	(32,438)	(37,715)	(33,036)
Other expenses	(495)	(550)	(239)
Total	(76,446)	(87,052)	(82,299)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(2,788)	(2,583)	(3,590)
Amortization and depreciation	(1,746)	(1,483)	(830)
Payroll expenses	(20,368)	(19,219)	(17,935)
Other	(2,202)	(63)	(61)
Total	(27,104)	(23,348)	(22,416)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(5,960)	(9,228)	(9,775)
Amortization and depreciation	(1,946)	(1,346)	(725)
Payroll expenses	(36,521)	(42,055)	(35,585)
Other	(209)	(360)	(218)
Total	(44,636)	(52,989)	(46,303)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2020	2019	2018
Purchase of goods and services	(8,933)	(9,856)	(9,892)
Amortization and depreciation	(2,437)	(3,630)	(3,828)
Payroll expenses	(18,104)	(18,078)	(18,442)
Other	137	(222)	(148)
Total	(29,337)	(31,786)	(32,310)

22.6 Net other operating income

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2020	2019*	2018
Government grants	4,473	5,263	4,658
Amortization intangibles purchase price allocation	(1,857)	(2,013)	(1,994)
Allowance for doubtful debtors	(244)	210	(1,065)
Capitalized expenses (asset construction)	316	166	16
Net foreign currency exchange gains / (losses)	−	−	246
Tax Credits	1,198	665	706
Fair value adjustment Cenat liability	−	−	192
Personnel related income	−	37	168
Fair value adjustment RS Print	770	−	−
Impairment Engimplan	(2,516)	−	−
Other	296	1,104	844
Total	2,436	5,432	3,771

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan.

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2020, 2019 and 2018:

	For the year ended December 31
in 000€	2020	2019	2018
Short-term employee benefits	(82,135)	(87,775)	(76,023)
Social security expenses	(15,691)	(15,647)	(14,139)
Expenses defined contribution plans	(1,150)	(1,033)	(936)
Other employee expenses	(8,455)	(12,612)	(13,900)
Total	(107,431)	(117,067)	(104,998)
Total registered employees at the end of the period	2,162	2,177	2,009

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2020	2019	2018
Interest expense	(2,299)	(2,146)	(1,747)
Foreign currency losses	(2,999)	(832)	(2,748)
Other financial expenses	(697)	(704)	(369)
Total	(5,995)	(3,682)	(4,864)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2020	2019	2018
Foreign currency exchange gains	1,668	955	3,047
Other finance income	784	422	580
Total	2,452	1,377	3,627

Disclosure of income tax and deferred tax [text block]

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2020, 2019 and 2018:

	As of December 31,
in 000€	2020	2019	2018
Estimated tax liability for the year	4	(2,926)	(1,216)
Tax adjustments to the previous year
Deferred income taxes	945	331	791

Total income tax benefit (expense) for the period	949	(2,595)	(425)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries. The estimated tax liability is mainly due in Germany.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2020, 2019 and 2018:

	Asset/(liability)			Income/(expense)
in 000€	2020	2019	2018	2020	2019	2018
Tax losses, notional interest deduction and other tax benefits	−	−	26	−	−	−
Amortization development assets and other intangible assets	75	38	224	−	−	−
Depreciation property, plant & equipment	125	70	30	−	−	−
Other items	1	84	35	−	−	−
Total deferred tax assets	201	192	315	9	(124)	11
Property, plant & equipment	(209)	(403)	(694)	−	−	−
Intangible assets	(6,414)	(4,937)	(5,370)	−	−	−
Investment grants	(227)	(301)	(312)	−	−	−
Inventory valuation	(31)	(89)	141	−	−	−
Other items	76	(17)	9	−	−	−
Total deferred tax liabilities	(6,805)	(5,747)	(6,226)	(1,058)	455	780
Total deferred tax income (expense)	−	−	−	(1,049)	331	791

Deferred tax expense recognized in the current year Income statement was K€945 and the remaining movement of K€104 is related to currency translation adjustments.

The Group has unused tax losses and tax credits in an amount of K€69,031 for 2020 (2019: K€37,440; 2018: K€25,285) of which K€44,600 for 2020 (2019: K€25,172; 2018: K€15,592) relating to Materialise NV.

With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses will be used in future years. As from July 1, 2016, the Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis, in 2020 the Company has assessed that no deferred tax asset and unused Innovation Income Deduction should be accounted for with respect to its unused tax losses and unused Innovation Income Deduction in Belgium.

With respect to the net tax losses of the other entities in the Group no deferred taxes have been recognized in 2020 (2019: K€0; 2018: K€0). The deferred tax liability of K€6,805 as at December 31, 2020 mainly relates to the intangibles that have been recognized in connection with business combinations (ACTech and RSPrint).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2020	2019*	2018
Profit (loss) before taxes	(8,221)	4,239	3,452
Income tax at statutory rate of 25% (2019-2018: 29.58%)	2,045	(1,254)	(1,021)
Effect of different local tax rate	529	63	166
Tax adjustments to the previous period	(231)	(367)	80
Non-deductible expenses	(584)	(554)	(1,141)
Research and development tax credits & patent income deduction	375	179	337
Non recognition of deferred tax asset	(723)	(1,579)	(546)
Recognition of deferred tax assets on previous year's tax losses		119	653
Non-taxable income	503	925	606
Use of previous year's tax losses and tax credits for which no deferred tax assets was recognized	135
Taxes on other basis	(993)		280
Other	(107)	(127)	161
Income tax benefit (expense) as reported in the consolidated income statement	949	(2,595)	(425)

* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.